Taxes Recoverable (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Taxes Recoverable
VAT Recoverable	$ 2,502	$ 1,731
GST Recoverable	30	22
Income Taxes Recoverable	0	17
Total Taxes Recoverable	$ 2,532	$ 1,770